Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2025 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Fidelity Freedom 2025 Fund - Class K6
Bar Chart Table:
Annual Return 2018	(5.78%)
Annual Return 2019	19.72%
Annual Return 2020	14.87%
Annual Return 2021	10.29%
Annual Return 2022	(16.54%)